Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income/(loss)	$ (923,367)	$ (259,720)	$ 378,279
Non-cash items add/(deduct):
Depletion, depreciation and accretion	293,156	356,830	304,274
Asset impairment	994,776
Goodwill impairment	202,767	451,121	0
Changes in fair value of derivative instruments	23,547	81,733	(124,266)
Deferred income tax expense/(recovery)	(246,230)	81,275	130,304
Foreign exchange (gain)/loss on debt and working capital	1,931	(34,085)	58,628
Share-based compensation and general and administrative	12,726	23,044	25,917
Translation of U.S. dollar cash held in Canada (gain)/loss	(1,147)	8,794	(19,630)
Asset retirement obligation expenditures	(17,709)	(16,715)	(11,263)
Changes in non-cash operating working capital	105,915	1,963	(3,459)
Cash flow from operating activities	446,365	694,240	738,784
Financing Activities
Repayment of senior notes	(114,010)	(59,429)	(29,044)
Proceeds from the issuance of shares (net of issue costs)			9,138
Purchase of common shares under Normal Course Issuer Bid	(2,536)	(178,793)	(79,027)
Share-based compensation - cash settled (tax withholding)	(7,232)	(4,952)
Dividends	(26,690)	(27,866)	(29,282)
Cash flow from/(used in) financing activities	(150,468)	(271,040)	(128,215)
Investing Activities
Capital and office expenditures	(10,121)	(24,362)	(18,009)
Property and land acquisitions	(333,279)	(606,966)	(604,110)
Property divestments	6,145	9,539	(919)
Cash flow from/(used in) investing activities	(337,255)	(621,789)	(623,038)
Effect of exchange rate changes on cash and cash equivalents	4,164	(13,089)	29,248
Change in cash and cash equivalents	(37,194)	(211,678)	16,779
Cash and cash equivalents, beginning of year	151,649	363,327	346,548
Cash and cash equivalents, end of year	$ 114,455	$ 151,649	$ 363,327